UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth and Income Fund, Inc.

Portfolio of Investments

July 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.0%
Financials - 24.2%
Banks - 7.4%
JPMorgan Chase & Co.	1,759,980	$120,611,430
Wells Fargo & Co.	1,607,220	93,009,821

		213,621,251

Capital Markets - 4.0%
BlackRock, Inc. - Class A	112,684	37,897,883
Goldman Sachs Group, Inc. (The)	331,550	67,990,958
Virtu Financial, Inc. - Class A(a) (b)	453,328	10,653,208

		116,542,049

Consumer Finance - 1.1%
Capital One Financial Corp.	410,070	33,338,691

Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. - Class B(a)	957,260	136,639,292

Insurance - 7.0%
ACE Ltd.	885,350	96,299,519
Allstate Corp. (The)	612,560	42,236,012
Hartford Financial Services Group, Inc. (The)	487,970	23,202,974
Validus Holdings Ltd.	854,394	39,601,162

		201,339,667

		701,480,950

Health Care - 16.5%
Biotechnology - 2.3%
Gilead Sciences, Inc.	561,300	66,154,818

Health Care Equipment & Supplies - 3.5%
Medtronic PLC	992,220	77,780,126
Stryker Corp.	231,340	23,659,142

		101,439,268

Health Care Providers & Services - 5.2%
Aetna, Inc.	198,630	22,439,231
Cigna Corp.	278,490	40,119,269
UnitedHealth Group, Inc.	742,980	90,197,772

		152,756,272

Pharmaceuticals - 5.5%
Pfizer, Inc.	2,891,590	104,270,736
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	787,410	54,347,038

		158,617,774

		478,968,132

Information Technology - 14.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	2,472,530	70,269,303
Harris Corp.	215,300	17,856,982

		88,126,285

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity Ltd.	376,760	$22,952,219

IT Services - 0.3%
Vantiv, Inc. - Class A(a)	203,798	8,967,112

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	2,094,480	60,635,196
NVIDIA Corp.	1,171,550	23,372,423

		84,007,619

Software - 5.2%
Activision Blizzard, Inc.	2,195,539	56,622,951
Check Point Software Technologies Ltd.(a)	279,502	22,575,376
Microsoft Corp.	1,529,280	71,417,376

		150,615,703

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	615,497	74,659,786

		429,328,724

Consumer Discretionary - 13.2%
Auto Components - 0.6%
Delphi Automotive PLC	217,400	16,974,592

Household Durables - 0.7%
Toll Brothers, Inc.(a)	510,520	19,869,438

Internet & Catalog Retail - 1.9%
Liberty Interactive Corp. QVC Group - Class A(a)	1,944,653	56,492,170

Media - 8.5%
Comcast Corp. - Class A	1,486,160	92,751,246
Interpublic Group of Cos., Inc. (The)	3,489,690	74,330,397
Time Warner, Inc.	719,430	63,338,617
Viacom, Inc. - Class B	260,720	14,861,040

		245,281,300

Specialty Retail - 1.5%
DSW, Inc. - Class A	995,100	32,360,652
Lowe’s Cos., Inc.	166,230	11,529,713

		43,890,365

		382,507,865

Industrials - 11.0%
Aerospace & Defense - 7.1%
Boeing Co. (The)	376,570	54,290,097
General Dynamics Corp.	432,630	64,509,459
Honeywell International, Inc.	159,760	16,782,788
Raytheon Co.	629,870	68,712,518

		204,294,862

Airlines - 2.6%
Copa Holdings SA - Class A(b)	468,040	35,351,061
Delta Air Lines, Inc.	923,110	40,930,698

		76,281,759

Company	Shares	U.S. $ Value
Construction & Engineering - 0.3%
Fluor Corp.	210,430	$9,837,603

Machinery - 1.0%
Parker-Hannifin Corp.	94,370	10,640,217
Snap-on, Inc.	104,170	17,167,216

		27,807,433

		318,221,657

Energy - 4.4%
Energy Equipment & Services - 0.9%
Cameron International Corp.(a)	332,950	16,800,657
Dril-Quip, Inc.(a)	151,500	8,849,115

		25,649,772

Oil, Gas & Consumable Fuels - 3.5%
Exxon Mobil Corp.	1,130,560	89,551,657
Valero Energy Corp.	168,840	11,075,904

		100,627,561

		126,277,333

Consumer Staples - 3.8%
Food & Staples Retailing - 3.8%
CVS Health Corp.	978,644	110,068,091

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	972,510	45,503,743

Utilities - 0.9%
Multi-Utilities - 0.9%
WEC Energy Group, Inc.	542,700	26,592,300

Materials - 0.6%
Chemicals - 0.6%
Mosaic Co. (The)	375,440	16,121,393

Total Common Stocks (cost $2,258,394,778)		2,635,070,188

SHORT-TERM INVESTMENTS - 8.8%
Investment Companies - 8.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11%(c) (d) (cost $253,541,463)	253,541,463	253,541,463

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8%
(cost $2,511,936,241)		$2,888,611,651

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves - Class I, 0.08%(c) (d) (cost $33,459,351)	33,459,351	33,459,351

Total Investments - 101.0%
(cost $2,545,395,592)(e)		2,922,071,002
Other assets less liabilities - (1.0)%		(27,712,092)

Net Assets - 100.0%		$2,894,358,910

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $438,522,174 and gross unrealized depreciation of investments was $(61,846,764), resulting in net unrealized appreciation of $376,675,410.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR - American Depositary Receipt

AB Growth and Income Fund

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,635,070,188		$	– 0	–	$	– 0	–	$2,635,070,188
Short-Term Investments	253,541,463			– 0	–		– 0	–	253,541,463
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	33,459,351			– 0	–		– 0	–	33,459,351

Total Investments in Securities	2,922,071,002			– 0	–		– 0	–	2,922,071,002
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,922,071,002		$	– 0	–	$	– 0	–	$2,922,071,002

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 21, 2015